Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Abstract]
Schedule of aggregate carrying value of VIEs’ assets and liabilities
	Assets	Liabilities	Net Assets/ (Liabilities)
December 31, 2022
Total	$61,630	$86,306	$(22,676)
December 31, 2021
Total	$5,361	$2,266	$3,095

	Assets	Liabilities	Net Assets	Maximum Exposure to Losses
December 31, 2022
Total	$472,695	$-	$472,695	$472,695
December 31, 2021
Total	$4,195	$-	$4,195	$4,195